Subsequent Events	12 Months Ended
Aug. 31, 2015
Notes to Financial Statements
Note 8. Subsequent Events

Subsequent to year end, the maturity date of the March 2015 Loan was extended to December 31, 2016. As consideration the Company issued the Creditor a Series M Stock Purchase Warrant to purchase up to 100,000 shares of the Company's common stock through December 7, 2020, at an exercise price of $2.34 per share; the Series M Warrant contains a provision allowing the Creditor to exercise the Series M Warrant on a cashless basis as further set forth therein. The Company also agreed to extend the termination date of the Creditor's currently outstanding warrants to December 7, 2020.

On December 7, 2015, the Company entered into a Bridge Loan Agreement (the "December 2015 Loan Agreement") with the Investor pursuant to which the Company may borrow up to $550,000; of which $400,000 was advanced on October 7, 2015 (the "December 2015 Loan"). The remaining $150,000 is available upon written request by the Company to the Investor. Following the occurrence of an event of default, as further specified in the December 2015 Loan Agreement; the annual interest rate would increase to 18%. The December 2015 Loan was evidenced by a promissory note with an annual interest rate of 10%, compounded quarterly, and a maturity date of the earlier of: (a) the closing of any equity financing by the Company in excess of $3,000,000, or (b) September 1, 2016. The December 2015 Loan is convertible at any time into shares of common stock at a conversion price equal to 85% of the thirty (30) day volume weighted average price of the Company's common stock. Also, as a condition to the Investor's entry into the December 2015 Loan Agreement, the Company issued the Investor a Series M Stock Purchase Warrant to purchase up to 275,000 shares of the Company's common stock for a period of five (5) years, with an exercise price of $2.34; the Series M Warrant contains a provision allowing the Investor to exercise the Series M Warrant on a cashless basis as further set forth therein.